Intangible Assets, Net (Details) - Schedule of intangible assets with definite useful lives - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets, Net (Details) - Schedule of intangible assets with definite useful lives [Line Items]
Total	$ 29,565,046	$ 26,623,476
Accumulated amortization	(7,052,838)	(3,546,041)
Intangible assets, net	22,512,208	23,077,435
Land use right [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets with definite useful lives [Line Items]
Total	3,005,644	2,927,874
Non-patent technology [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets with definite useful lives [Line Items]
Total	482,604	470,117
License [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets with definite useful lives [Line Items]
Total	19,879,743	19,879,743
Software [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets with definite useful lives [Line Items]
Total	$ 6,197,055	$ 3,345,742